Benefit Plans (Plan Assets And Benefit Obligation Activity) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Benefit Plans [Abstract]
Fair value at beginning of measurement period	$ 85,464	$ 85,464	$ 75,815
Actual return on plan assets		1,813	11,296
Company contributions	14,000	14,000	2,000
Benefits paid		(4,696)	(3,647)
Fair value at end of measurement period		96,581	85,464	75,815
Projected benefit obligation at beginning of measurement period	74,164	74,164	60,342
Service cost		4,557	3,671	3,813
Interest cost		3,967	3,583	3,432
Actuarial loss		3,515	10,215
Projected benefit obligation at the end of measurement period		81,507	74,164	60,342
Funded status at end of year (assets less benefit obligation)		$ 15,074	$ 11,300